Document and Entity Information		3 Months Ended	6 Months Ended
	Aug. 06, 2020	Jun. 30, 2020	Jun. 30, 2020
Document and Entity Information [Abstract]
Document Type			8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name			DHI Group, Inc.
Entity Incorporation, State or Country Code			DE
Entity Address, Postal Zip Code			80111
City Area Code			212
Local Phone Number			448-6605
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, City or Town	Centennial
Entity Address, Address Line Two	Suite 400
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Title of 12(b) Security			Common Stock, par value $0.01 per share
Trading Symbol			DHX
Security Exchange Name			NYSE
Entity Emerging Growth Company			false
Entity File Number			001-33584
Entity Tax Identification Number			20-3179218
Document Information [Line Items]
Entity Central Index Key			0001393883
Document Type			8-K
Document Fiscal Year Focus	2020
Document Fiscal Period Focus		Q2
Amendment Flag			false
Entity Address, Postal Zip Code			80111
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Document Period End Date	Aug. 06, 2020
Entity Emerging Growth Company			false
Pre-commencement Issuer Tender Offer			false
Pre-commencement Tender Offer			false
Soliciting Material			false
Written Communications			false
Former Address [Member]
Document and Entity Information [Abstract]
Entity Address, Postal Zip Code			10018
Entity Address, Address Line One			1450 Broadway
Entity Address, City or Town			New York
Entity Address, Address Line Two			29th Floor,
Document Information [Line Items]
Entity Address, Postal Zip Code			10018
Entity Address, Address Line One			1450 Broadway
Entity Address, Address Line Two			29th Floor,
Entity Address, City or Town			New York
Entity Address, State or Province			NY